CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 20,523	$ 22,076
Accounts receivable, net	16,262	6,057
Contract assets	11,748	4,172
Inventory	688	330
Income tax receivable	688	688
Related party receivable	0	4,874
Prepaid insurance	2,819	0
Prepaid expenses and other current assets	2,488	1,109
Total current assets	55,216	39,306
Property, plant and equipment, net	19,384	3,262
Goodwill	96,314	52,711
Intangible assets, net	90,842	60,961
Other non-current assets	0	534
Total assets	261,756	156,774
Current liabilities:
Accounts payable	13,131	7,158
Notes payable to sellers	1,000	1,827
Short-term debt, including current portion of long-term debt	2,684	1,074
Accrued expenses	17,118	7,462
Deferred revenue	15,734	15,665
Other current liabilities	1,571	378
Total current liabilities	51,238	33,564
Long-term debt	74,867	76,642
Warrant liabilities	19,098	0
Deferred tax liabilities	8,601	7,367
Other non-current liabilities	730	6
Total liabilities	154,534	117,579
Shareholders' Equity:
Preferred stock, $0.0001 par value, 100,000,000 shares authorized; none issued and outstanding as of December 31, 2021	0	0
Common stock, $0.0001 par value, 500,000,000 shares authorized; 62,690,869 issued and outstanding as of December 31, 2021 and 37,200,000 issued and outstanding as of December 31, 2020	6	4
Additional paid-in capital	183,024	53,059
Accumulated deficit	(75,911)	(14,374)
Accumulated other comprehensive income (loss)	103	506
Shareholders' equity	107,222
Total liabilities and shareholders' equity	$ 261,756	$ 156,774